Stockholders' Equity (Details)	12 Months Ended
	Dec. 31, 2016 item $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 shares	Dec. 31, 2011 $ / shares shares	Sep. 18, 2009 $ / shares shares
Stockholders' Equity
Shares issued	109,799,352	109,781,744
Shares outstanding	109,799,352	109,781,744
Authorized capital stock, common stock (in shares)	750,000,000	750,000,000			750,000,000
Authorized capital stock, par value of common stock (in dollars per share) | $ / shares	$ 0.01	$ 0.01			$ 0.01
Authorized capital stock, preferred stock (in shares)	100,000,000	100,000,000			100,000,000
Authorized capital stock, par value of preferred stock (in dollars per share) | $ / shares	$ 0.01	$ 0.01			$ 0.01
Maximum consolidated net leverage ratio set as condition for payment of cash dividends and repurchase of shares	6
Number of consecutive quarters considered for calculation of consolidated net leverage ratio | item	4
Ratio of aggregate market value of vessels to outstanding indebtedness (as a percent)	125.00%
Number of consecutive quarters considered for calculation of ratio of aggregate market value of vessels to outstanding indebtedness | item	4
Number of warrants issued to lenders	15,000,000	15,000,000	15,000,000	15,000,000
Exercise price of warrant (in dollars per share) | $ / shares				$ 7.00
Manager's employees, directors and employees of the Company
Stockholders' Equity
Newly issued shares	17,608	112,315	16,066